INVENTORY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORY
Frozen tubes to be attached to the nebulizer product	$ 39,317	$ 40,499	$ 0
Unassembled nebulizers	19,403	4,733	0
Fluids to be inserted in the frozen tubes	10,327	11,470	0
Total product components raw materials	69,047	56,702	0
Refrigerated boxes	7,455	3,310	0
Delivery boxes	6,445	7,132	0
Total Inventory	$ 82,947	$ 67,144	$ 0